Note 8 - Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2015	December 31, 2014
Accrued salaries, wages, benefits and bonus	$45,886	$45,586
Sales tax payable	5,277	662
Accrued accounting and legal fees	18,050	—
Customer deposit payable	1,434	41,265
Accrued interest	44,214	5,683
Other accrued liabilities	20,370	11,033
	$135,231	$104,229

	December 31, 2014	December 31, 2013
Accrued salaries, wages, benefits and bonus	$45,586	$45,456
Sales tax payable	662	4,409
Customer deposit payable	41,265	580
Accrued interest	5,683	6,288
Other accrued liabilities	11,033	32,997
	$104,229	$89,730